Share-Based Incentives rollforward (Details) - shares	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	100,000,000
Shares outstanding, end of year	100,000,000		100,000,000
Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	222,659		274,664	281,768
Granted				167,202
Purchased				38,838
Repurchased			(52,005)	(213,144)
Net expirations and exercises	0		0	0
Accelerated vesting and repurchase upon change of control	(222,659)
Shares outstanding, end of year	0		222,659	274,664
Class B Shares | Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	139,820		189,166	179,332
Granted				167,202
Purchased				0
Repurchased			(29,048)	(129,583)
Expiration of restricted period	(32,168)		(20,298)	(27,785)
Accelerated vesting and repurchase upon change of control	(107,652)
Shares outstanding, end of year	0		139,820	189,166
Class B Shares | Unrestricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	82,839		85,498	102,436
Granted				0
Purchased				38,838
Repurchased			(22,957)	(83,561)
Exercised	32,168		20,298	27,785
Accelerated vesting and repurchase upon change of control	(115,007)
Shares outstanding, end of year	0		82,839	85,498
Common Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	9,445		0
Granted	11,413		7,373
Purchased			2,072
Accelerated vesting and repurchase upon change of control	(13,192)
Shares outstanding, end of year	7,666		9,445	0
Common Class C | Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	7,373		0
Granted	7,666		7,373
Purchased			0
Accelerated vesting and repurchase upon change of control	(7,373)
Shares outstanding, end of year	7,666		7,373	0
Common Class C | Unrestricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	2,072		0
Granted	3,747		0
Purchased			2,072
Accelerated vesting and repurchase upon change of control	(5,819)
Shares outstanding, end of year	0		2,072	0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	263,214		0
Granted	265,805	[1]	263,214
Accelerated vesting and repurchase upon change of control	(260,250)
Forfeitures	(2,964)
Shares outstanding, end of year	265,805		263,214	0

[1]	For RSUs, the number of grants in the table are shown at the maximum number that can be attained if the performance conditions are fully met for personal and Company performance. Forfeitures represent adjustments to grants falling below the maximum attainable as a result of not fully meeting the performance conditions.